Marketable Securities	12 Months Ended
Dec. 31, 2020
Marketable Securities
Marketable Securities

Note 4 — Marketable Securities

The Company began investing in debt securities with fixed maturities and equity securities during February 2020.

The following table summarizes amortized cost, gross unrealized gains and losses, and estimated fair values of the Company's investments in fixed maturity debt securities, as of December 31, 2020:

	Amortized	Gross	Gross	Estimated
	Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed Maturity Debt Securities
U.S. Treasuries	$240	$6	$—	$246
Corporates	261	5	(1)	265
U.S. states, territories, and political subdivisions	141	5	—	146
Total Fixed Maturity Debt Securities	$642	$16	$(1)	$657

The amortized cost and estimated fair value of the Company's fixed maturity debt securities as of December 31, 2020 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	Cost	Fair Value
Due in one year or less	$77	$78
Due after one year through five years	379	388
Due after five years through ten years	186	191
Total	$642	$657

The following table summarizes the Company's gross unrealized losses in fixed maturity debt securities as of December 31, 2020:

	Less Than 12 Months		12 Months or more		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Fixed maturity debt securities:
Corporate Bonds	$39	$(1)	$—	$—	$39	$(1)
Total Fixed Maturity Debt Securities	$39	$(1)	$—	$—	$39	$(1)

Unrealized losses shown in the table above are believed to be temporary. Fair value of investments in fixed maturity debt securities change are based primarily on market rates. At December 31, 2020, the Company's fixed maturity portfolio had no securities with gross unrealized losses that were in excess of 12 months and 2 securities with gross unrealized losses totaling $1 that were less than 12 months. No single issuer had a gross unrealized loss position greater than $325 (actual), or 1.6%, of its amortized cost.

The following table summarizes cost and estimated fair values of the Company's investments in equity securities, as of December 31, 2020:

		Estimated
	Cost	Fair Value
Equity securities	$335	$375

Proceeds from sales and maturities, gross realized gains, gross realized losses, and net realized gains (losses) from sales and maturities of fixed maturity debt securities for the year ended December 31, 2020 consist of the following:

		Gross	Gross	Net
	Proceeds	Realized Gains	Realized Losses	Realized (Losses)
Fixed maturity debt securities	$18	$—	$—	$—
Equity securities	50	1	(2)	(1)
Total Marketable Securities	$68	$1	$(2)	$(1)